Note 6 - Other Income, Net - Components of Other (Income) Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
(Gain) Loss on investments	$ (109)	$ (168)
Fair value adjustment on AR facility deferred purchase price	465
Equity earnings from non-consolidated investments	(2,065)	(1,321)
Other	(144)	208
Other income, net	$ (1,853)	$ (1,281)